Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying audited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

This basis of accounting differs in certain material respects from that used for the preparation of the books of account of the Company, which are prepared in accordance with the accounting principles and the relevant financial regulations applicable to enterprises with limited liabilities established in the PRC (“PRC GAAP”), the accounting standards used in the places of their domicile. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the books of account of the Company to present them in conformity with U.S. GAAP.

The accompanying consolidated financial statements as of December 31, 2017 and 2016 consolidate the financial statements of TDH Holdings, its 100% owned subsidiary TDH HK, 99% owned subsidiary TDH Petfood LLC, 100% owned subsidiary Tiandihui, and Tiandihui’s 100% owned subsidiaries Chongai Jiujiu and Kangkang Development, 55% owned subsidiaries Yichong and Lingchong. No noncontrolling interest was recognized since TDH Petfood LLC, Lingchong and Yichong did not have any operations during the years ended December 31, 2017 and 2016, and all significant intercompany accounts and transactions have been eliminated.

Foreign Currency Translation

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollar (“$”), which is the reporting currency of the Company. The functional currency of TDH Holdings, TDH HK and TDH Petfood LLC is United States dollar. The functional currency of Tiandihui, Chongai Jiujiu, Kangkang Development, Yichong and Lingchong is Renminbi (“RMB”). For the subsidiaries whose functional currencies are RMB, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income or loss. Transaction gains and losses are reflected in the consolidated statements of income.

The consolidated balance sheet amounts, with the exception of equity at December 31, 2017 and 2016 were translated at RMB 6.5064 and RMB 6.9437 to $1.00, respectively. The equity accounts were stated at their historical rate. The average translation rates applied to consolidated statements of income and cash flows for the years ended December 31, 2017 and 2016 were RMB 6.7570 and RMB 6.6430 to $1.00, respectively.

Reclassification	Reclassification Certain prior year amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on net earnings or financial position.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Significant estimates and assumptions by management include, among others, useful lives and impairment of long-lived assets, valuation of inventories and income taxes including the valuation allowance for deferred tax assets. While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, cash in time deposits and highly liquid investments purchased with original maturities of three months or less. The Company has no cash equivalents balances as of December 31, 2017 and 2016.

Restricted Cash

Restricted Cash

Restricted cash, current mainly represents bank deposits used to pledge the bank acceptance notes and bank letters of credit. The Company entered into credit agreements with commercial banks in China (“endorsing banks”) which agree to provide credit within stipulated limits. Within the stipulated credit limits, the Company can issue bank acceptance notes and letters of credit to its suppliers as payments for the purchases. In order to issue bank acceptance notes and letters of credit, the Company is generally required to make initial deposits to the endorsing banks in amounts of certain percentage of the face amount of the bank acceptance notes or letters of credit to be issued by the Company. The cash in such accounts is restricted for use over the terms of the bank acceptance notes and letters of credits, which are normally three to six months.

Restricted cash, non-current represents deposits in an escrow account pursuant to an escrow indemnification agreement in connection with the Company’s initial public offering to satisfy the potential indemnification obligations arising during an escrow period of two years following September 25, 2017.

Accounts Receivable

Accounts Receivable

Accounts receivable consists principally of amounts due from trade customers. Credit is extended based on an evaluation of the customer’s financial condition and collateral is not generally required.

The Company maintains allowances for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, a customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection.

As of December 31, 2017 and 2016, the Company had accounts receivable of $1,932,924 and $865,491, respectively.

The Company had no allowance for doubtful accounts as of December 31, 2017 and 2016, and had no bad debt expenses for trading accounts receivables occurred for the years then ended.

Inventories

Inventories

Inventories, consisting of raw materials, low-valued consumables, work in progress, goods sold in transit and finished goods, are stated at the lower of cost or market value utilizing the weighted average method. The valuation of inventory requires us to estimate excess and slow-moving inventory. We evaluate the recoverability of our inventory based on assumption about expected demand and market conditions.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment, are stated at cost less depreciation. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance, repairs and betterments, including replacement of minor items, are charged to expense; major additions to physical properties are capitalized.

Depreciation of property, plant and equipment is calculated based on cost, less their estimated residual value, if any, using the straight-line method over their estimated useful lives. Estimated useful lives are as follows:

Machinery equipment	5 - 20 years
Computer software	10 years
Electronic equipment	5 - 10 years
Office equipment	5 - 10 years
Motor vehicles	5 - 10 years
Buildings	20 - 50 years

Construction in progress mainly represents expenditures with respect of the Company’s factory under construction. All direct costs relating to the acquisition or construction of the Company’s factory are capitalized as construction in progress. Construction in progress is not depreciated until the asset is placed in service.

Land Use Rights

Land Use Rights

According to the law of PRC, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government for a specified period of time. Land use rights are being amortized using the straight-line method over the periods the rights are granted.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. For the years ended December 31, 2017 and 2016, the Company did not record any impairment charges on long-lived assets.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825 requires the disclosure of the estimated fair value of financial instruments including those financial instruments for which fair value option was not elected.

For certain of the Company’s financial instruments, including cash and cash equivalents, restricted cash, current, accounts receivable, inventories, advances to suppliers, prepayments and other current assets, accounts payable, notes payables to vendors, advances from customers, taxes payable, other current liabilities and short-term loans, the carrying amounts approximate their fair values due to the short maturities. The Company did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of December 31, 2017 and 2016.

Operating Leases

Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of income on a straight-line basis over the lease period.

Earnings per Share

Earnings per Share

Basic earnings per common share is computed by dividing net earnings attributable to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to common shareholders by the sum of the weighted average number of common shares outstanding and dilutive potential common shares during the period. Potentially dilutive common shares consist of common shares warrants using the treasury stock method. Common equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Revenue Recognition

Revenue Recognition

Pursuant to the guidance of ASC Topic 605 and ASC Topic 360, the Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the purchase price is fixed or determinable and collectability is reasonably assured. Revenue consists of the invoiced value for the sales net of value-added tax (“VAT”), business tax, applicable local government levies and returns. The Company does not provide rebate, pricing protection or any other concessions to its customers. For the years ended December 31, 2017, 2016 and 2015, the Company had immaterial sales returns and no discounts.

Government Grants

Government Grants

Government grants include cash subsidies as well as other subsidies received from the PRC government by the subsidiaries of the Company. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local business. The government grant is recognized in the consolidated statements of income and comprehensive income when cash is received and the relevant performance criteria specified in the grant are met.

Research and Development

Research and Development

Research and development costs are expensed as incurred. The costs primarily consist of raw materials used and salaries paid for the development and improvement of the Company’s products.

Selling Expenses

Selling Expenses

Selling expenses consist primarily of advertising, salaries and shipping and handling costs incurred during the selling activities. Advertising and transportation expenses are charged to expense as incurred.

Shipping and handling expenses amounted to $1,162,827, $836,561 and $516,409 for the years ended December 31, 2017, 2016 and 2015, respectively.

Advertising costs amounted to $215,399, $84,667 and $56,544 for the years ended December 31, 2017, 2016 and 2015, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes under the provision of FASB ASC 740-10, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Comprehensive Income/Loss

Comprehensive Income/Loss

ASC 220 “Comprehensive Income” established standards for reporting and display of comprehensive income/loss, its components and accumulated balances. Components of comprehensive income/loss include net income/loss and foreign currency translation adjustment. As of December 31, 2017 and 2016, the only component of accumulated other comprehensive income/loss was foreign currency translation adjustment.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are cash, restricted cash, and accounts receivable arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions. The Company routinely assesses the financial strength of the customers and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

Related Parties Transactions

Related Parties Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Segment Reporting

Segment Reporting

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by marketing channel. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (ASC 606)”. Under ASU 2014-09, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. ASU 2014-09 is effective for fiscal years and interim periods within those years beginning after December 15, 2017, and early adoption is permitted for periods beginning after December 15, 2016. The Company elected to adopt the new standard effective January 1, 2018.

The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (modified retrospective method). The Company elected adopting the standard using the modified retrospective method.

The Company has identified its revenue streams and assessed each for the impacts. The Company expects the adoption of Topic 606 will have impact on one revenue stream. Specifically, under the standard the Company expects to recognize revenue generated from products sold to certain E-commerce platforms at the time products are delivered rather than when the price is determined and mutually agreed upon between the Company and the E-commerce platforms, usually at a later time after products delivery. The Company planned to recognize the cumulative effect of initially applying the new standard as an adjustment to the opening balance of retained earnings. The Company does not expect this adjustment to be material.

In November 2015, the FASB issued ASU 2015-17, “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”. The amendments in ASU 2015-17 eliminate the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. The amendments in this ASU are effective for public business entities for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The amendments may be applied prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company adopted this amendment effective January 1, 2017. The adoption did not have any impact on our consolidated financial statements and related disclosures other than reclassification of current deferred tax items to non-current for all periods presented.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”. Under ASU 2016-02, lessees will be required to recognize all leases (with the exception of short-term leases) at the commencement date including a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use (ROU) asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Lessees (for capital and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees may not apply a full retrospective transition approach.

The standard will be effective for the Company beginning January 1, 2019, with early adoption permitted. The Company plans to adopt the standard effective January 1, 2019. The Company anticipates this standard will have a material impact on the Company’s consolidated balance sheets. However, the Company does not expect adoption will have a material impact on the Company’s consolidated statements of income. While the Company is continuing to assess potential impacts of the standard, the Company currently expects the most significant impact will be the recognition of ROU assets and lease liabilities for operating leases.

In January 2017, the FASB issued ASU 2017-03, “Accounting Changes and Error Corrections (Topic 250) and Investments - Equity Method and Joint Ventures (Topic 323)”. This pronouncement amends the SEC’s reporting requirements for public filers in regard to new accounting pronouncements or existing pronouncements that have not yet been adopted. Companies are to provide qualitative disclosures if they have not yet implemented an accounting standards update. Companies should disclose if they are unable to estimate the impact of a specific pronouncement, and provide disclosures including a description of the effect on accounting policies that the registrant expects to apply. These provisions apply to all pronouncements that have not yet been implemented by registrants. There are additional provisions that relate to corrections to several other prior FASB pronouncements. The Company has incorporated language into other recently issued accounting pronouncement notes, where relevant for the corrections in ASU 2017-03. The Company is implementing the updated SEC requirements on not yet adopted accounting pronouncements with these consolidated financial statements.

In March 2018, the FASB issued ASU 2018-05, “Income Taxes (Topic 740) - Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No.118”. This ASU adds SEC paragraphs pursuant to the SEC Staff Accounting Bulletin No. 118, which expresses the view of the staff regarding application of Topic 740, Income Taxes, in the reporting period that includes December 22, 2017 - the date on which the Tax Cuts and Jobs Act was signed into law. The amendments are effective upon addition to the FASB Accounting Standards Codification. The Company is currently evaluating the impact of the adoption of this guidance on the Consolidated Financial Statements.